Derivative financial instruments - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands			12 Months Ended
	Nov. 03, 2021	Aug. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Elah Dufour Option [Member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial liabilities held for trading				€ 2,759
Elah Dufour Option [Member] | Elah Dufour SpA [Member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Percentage of share capital held by certain minority shareholders to be acquired		5.00%
Elah Dufour Option [Member] | Elah Dufour SpA [Member] | Top of range
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Percentage of the share capital acquired			5.00%
Shares sold by other shareholders to the percentage of share capital			5.00%
Currency risk [member] | Deal Contingent Option [Member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	€ 130,000
Strike exchange rate, price per Euro	€ 1.19
Derivative maturity date	Jan. 14, 2022